CALVERT RESPONSIBLE INDEX SERIES, INC.

4550 Montgomery Avenue, Suite 1000N

Bethesda, MD  20814

Telephone:  (301) 951-4800

CERTIFICATION

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Calvert Responsible Index Series, Inc. (the “Registrant”) (1933 Act File No. 333-34122) certifies (a) that the forms of prospectuses and statements of additional information dated February 1, 2017 used with respect to the following series of the Registrant do not differ materially from those contained in Post-Effective Amendment No. 45 (“Amendment No. 45”) to the Registrant’s Registration Statement on Form N-1A, and (b) that Amendment No. 45 was filed electronically with the  Securities and Exchange Commission (Accession No. 0000940394-17-000163) on January 30, 2017:

Calvert U.S. Large Cap Core Responsible Index Fund

Calvert U.S. Large Cap Growth Responsible Index Fund

Calvert Large Cap Value Responsible Index Fund

Calvert U.S. Mid Cap Core Responsible Index Fund

Calvert Developed Markets Ex-U.S. Responsible Index Fund

CALVERT RESPONSIBLE INDEX SERIES, INC.

By:  /s/ Maureen A. Gemma

Maureen A. Gemma

Secretary

Date:  February 2, 2017